Leases, Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Leases, Commitments and Contingencies
Leases, Commitments and Contingencies

15.  Leases, Commitments and Contingencies

Leases

The Company leases corporate office facilities, data centers, and motor vehicles under operating lease agreements. The Company’s lease agreements have terms not exceeding ten years.

The components of lease expense for the year ended December 31, 2020 are as follows:

December 31, 2020
Operating lease cost	$14,968
Short term lease cost	2,538
Variable lease cost	3,652
Sublease income	(1,382)
Total lease cost	$19,776

Other information related to leases for the year ended December 31, 2020 are as follows:

December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$11,586
Right-of-use assets obtained in exchange for new operating lease liabilities	$42,673
Weighted-average remaining lease term (in years):
Operating leases	6.7
Weighted-average discount rate:
Operating leases	6.5%

The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.

Maturity of lease liabilities as of December 31, 2020 are as follows:

December 31, 2020
2021	$17,288
2022	16,352
2023	15,143
2024	12,502
2025	11,257
Thereafter	28,272
Total undiscounted future cash flows	100,814
Less: Imputed interest	(19,202)
Present value of undiscounted future cash flows	$81,612

Disclosures Related to Periods Prior to Adoption of ASC 842

Total rent expense for the years ended December 31, 2019, and 2018 was $10.4 million and $5.3 million, respectively.

Future minimum payments under operating leases as of December 31, 2019, are as follows:

Years ending December 31,
2020	$10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$66,028

Other Contractual Obligations and Contingencies

The Company is a party to several non-cancelable contracts with vendors where the Company is obligated to make future minimum payments under the terms of these contracts as follows:

Years ending December 31,
2021	$146,748
2022	135,355
2023	117,331
2024	106,076
2025	100,700
Thereafter	309,900
Total	$916,110

* The above commitments include $437.0 million of future expected contractual obligations to a media company as part of a multi-year content integration agreement.

Contingencies

From time to time, and in the ordinary course of business, the Company may be subject to certain claims, charges and litigation concerning matters arising in connection with the conduct of the Company’s business activities.

In Re: Daily Fantasy Sports Litigation (Multi-District Litigation)

Between late 2015 and early 2016, certain individuals who allegedly registered and competed in daily sports fantasy contests on our and FanDuel’s websites, and their family members, filed numerous actions (primarily purported class actions) against us, FanDuel, and other related parties in courts across the United States. In February 2016, these actions were consolidated in a multi-district litigation in the U.S. District Court for the District of Massachusetts. The plaintiffs asserted 27 claims arising under both state and federal law against the DFS defendants. The plaintiffs’ claims against us generally fall into four categories: (1) the Company’s online daily fantasy sports contests constitute illegal gambling; (2) the Company promulgated false or misleading advertisements that emphasized the ease of play and likelihood of winning; (3) the Company induced consumers to lose money through a deceptive bonus program; and (4) the Company allowed our employees to participate in competitors’ fantasy sports contests using non-public information, which gave such employees an unfair advantage over other contestants. The plaintiffs seek money damages, equitable relief, and disgorgement of gains against the Company. DraftKings intend to vigorously defend this case. If the plaintiffs obtain a judgment in their favor in this matter, the Company could be subject to substantial damages and it could be restricted from offering DFS contests in certain states. The Company has established an accrual for this matter, but it cannot provide any assurance as to the outcome of this lawsuit.

Despite the potential for significant damages, the Company does not believe, based on currently available information, that the outcome of this proceeding will have a material adverse effect on DraftKings’ financial condition, although the outcome could be material to DraftKings’ operating results for any particular period, depending, in part, upon the operating results for such period.

1,000 Mass Arbitration Demands Filed by One Law Firm

On October 21, 2019, a law firm filed 1,000 “mass arbitrations” against the Company with the American Arbitration Association (“AAA”) on behalf of purported DraftKings users that assert claims similar to those in the multi-district litigation described above. After the law firm filed the 1,000 “mass arbitrations,” the AAA informed DraftKings in writing that it would close their files on, and decline to administer, the 1,000 “mass arbitrations” unless the Company waived two provisions in its  terms of use and that the parties would then be free to bring their claims in court. The Company elected not to waive the subject terms of use provisions. On November 6, 2020 the law firm filed a complaint against DraftKings in Massachusetts Superior Court (Suffolk County), entitled Aaron Abramson, et al. v. DraftKings. In Abramson, the law firm is seeking, among other things, to compel arbitration against DraftKings on behalf of nine-hundred and ninety-nine (999) individuals.

The Company intends to vigorously defend all claims. If the claimants successfully compel arbitration and then obtain a judgment in their favor in these arbitrations, the Company could be subject to substantial damages and it could be restricted from offering DFS contests in certain states. Despite the potential for significant damages, the Company does not believe, based on currently available information, that the outcome of this proceeding will have a material adverse effect on DraftKings’ financial condition, although the outcome could be material to DraftKings’ operating results for any particular period, depending, in part, upon the operating results for such period. The Company cannot predict with any degree of certainty the outcome of Abramson or determine the extent of any potential liability or damages should the cases proceed to arbitration. The Company also cannot provide an estimate of the possible loss or range of loss.

Interactive Games LLC

On June 14, 2019, Interactive Games LLC (“IG”) filed suit against the Company in the U.S. District Court for the District of Delaware, alleging that our Daily Fantasy Sports product offering infringes two patents and the Company’s Sportsbook product offering infringes two additional patents. DraftKings intends to vigorously defend this case. In the event that a court ultimately determines that the Company is infringing the asserted patents, it may be subject to substantial damages, which may include treble damages and/or an injunction that could require the Company to modify certain features that we currently offer. The Company cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages. The Company also cannot provide an estimate of the possible loss or range of loss.

Internal Revenue Service

The Company is currently under Internal Revenue Service audit for prior tax years, with the primary unresolved issues relating to excise taxation of fantasy sports contests and informational reporting and withholding. The final resolution of that audit, and other audits or litigation, may differ from the amounts recorded in these consolidated financial statements and may materially affect the Company’s consolidated financial statements in the period or periods in which that determination is made.

Letters of Credit

In connection with the Credit Agreement with Pacific Western Bank, the Company has entered into several letters of credit totaling $4.2 million and $4.5 million as of December 31, 2020 and December 31, 2019, respectively, for the Company’s leases of office space.